Other payables (Tables)	12 Months Ended
Dec. 31, 2021
Other Payables
Schedule of other payables

	Note	12.31.21	12.31.20
Non-current
ENRE penalties and discounts		9,373	9,391
Financial Lease Liability (1)		79	92
Total Non-current		9,452	9,483

Current
ENRE penalties and discounts		3,554	4,265
Related parties	35.d	138	22
Advances for works to be performed		13	20
Financial Lease Liability (1)		268	217
Other		4	2
Total Current		3,977	4,526

The value of the Company’s other financial payables approximates their fair value.

(1)	The development of the finance lease liability is as follows:

Schedule of financial lease liability

	12.31.21	12.31.20
Balance at beginning of year	309	301
Increase	451	258
Payments	(526)	(382)
Exchange difference	89	96
Interest	128	86
Result from exposure to inlfation	(104)	(50)
Balance at end of the year	347	309

Schedule of future minimum lease payments

As of December 31, 2021, future minimum payments with respect to finance leases are those detailed below:

	12.31.21	12.31.20
2021	-	297
2022	380	74
2023	116	27
2024	6	-
Total future minimum lease payments	502	398

Schedule of future minimum collections with respect to operating assignments

The Company has entered into contracts with certain cable television companies granting them the right to use the network poles. As of December 31, 2021 and 2020, future minimum collections with respect to operating assignments of use are those detailed below:

	12.31.21	12.31.20
2021	-	715
2022	727	712
2023	700	705
2024	2	-
Total future minimum lease collections	1,429	2,132